Net Income/(Loss) per Share (Narrative) (Details) - Changyou [Member] - Changyou Merger [Member]	Apr. 17, 2020 $ / shares
Class A ordinary shares [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Consideration Per Share	$ 5.4
Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Consideration Per Share	5.4
Exercise Price of Shares	0.01
Accrued fixed price, final	5.39
Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Weighted Average Exercise Price, Exercised	5.39
Consideration Per Share	5.4
Exercise Price of Shares	0.01
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Sohu [Member] | Ordinary Shares [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%